Basis of Presentation and General Information (Details)	6 Months Ended
	Jun. 30, 2017	Jun. 20, 2016
Vessels [Line Items]
Date of Incorporation	Dec. 13, 2006
Reverse stock split
Vessels [Line Items]
Reverse stock split, Conversion ratio		5
Description of the reverse stock split	Effective June 20, 2016, the Company effected a 5-for-1 reverse split of its issued and outstanding common shares.